SCHEDULE OF COST FOR OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Leases
Short-term lease cost	$ 17	$ 450
Total lease cost	$ 17	$ 450